Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance lease cost:
Amortization of right-of-use assets	$ 37
Interest on lease liabilities	2
Operating lease cost:
Fixed rent expense	842	$ 665	$ 668
Variable lease cost	72
Net lease cost	953	665	668
General & administrative expenses
Operating lease cost:
Net lease cost	$ 953	$ 665	$ 668